Schedule of fair value of options granted with weighted average assumptions (Details) - $ / shares	6 Months Ended
	Aug. 31, 2026	Aug. 31, 2025
Notes and other explanatory information [abstract]
Share price	$ 1.22
Dividend yield	(0.00%)	0.00%
Exercise price	$ 1.49
Risk-free interest rate	2.82%
Expected volatility	96.71%
Expected expiration	2 years 7 months 9 days